Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following information sets forth the computation of the net increase in net assets per share resulting from operations for the period from June 30, 2023 (commencement of operations) to September 30, 2023:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Class I
Earnings available to stockholders	$16,423
Basic and diluted weighted average shares outstanding	26,035,443
Basic and diluted earnings per share	$0.63